Components of Changes in Non-cash Working Capital Balances (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Change In Noncash Working Capital Balances [Abstract]
Accounts receivable	$ 51,152	$ (32,709)
Inventory	1,157	(7,504)
Accounts payable and accrued liabilities	(61,376)	23,225
Non cash working capital	(9,067)	(16,988)
Operations	(4,493)	(17,880)
Investments	$ (4,574)	$ 892